STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (Parenthetical) - shares	3 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Maximum Common Stock, Shares Subject To Forfeiture		281,250	281,250
Sale of Public Shares (in shares)	8,009,041
Sale of warrants (in shares)	3,146,454
Over-allotment
Maximum Common Stock, Shares Subject To Forfeiture		281,250	281,250	281,250